Unaudited Quarterly Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										4 Months Ended			6 Months Ended		12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012		Oct. 06, 2012		Jul. 14, 2012		Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012		Apr. 23, 2011	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Quarterly Data
Net sales	$ 601,275	$ 560,167		$ 538,431		$ 562,361		$ 540,113	$ 538,606	$ 559,514	$ 704,380		$ 717,259	$ 1,337,084	$ 1,266,741	$ 2,365,339	$ 2,355,492	$ 2,257,536
Gross profit	170,578	154,478		149,863		160,336		150,878	152,925	154,982	199,906		202,352	378,719	360,242	664,583	661,137	633,691
Operating income	11,804	7,215		18,449		23,559		15,605	20,742	14,908	19,333		17,570	27,002	42,892	68,556	68,825	10,633
Income tax expense	(378)	(347)		(339)		(352)		(305)	(305)	(318)	(370)		(367)	(805)	(722)	(1,408)	(1,295)	9,004
Net (loss) income	$ (5,316)	$ (37,803)	[1]	$ 4,704	[1]	$ 9,498	[1]	$ 1,187	$ 6,440	$ 293	$ 651	[1]	$ (2,088)	$ (9,517)	$ 10,149	$ (22,950)	$ 5,832	$ (26,954)

[1]	The net loss for the 12-week period ended December 29, 2012 includes a $31.2 million loss on debt extinguishment related to the December 2012 financing transactions. See Note 9 for further discussion.